Lease (Tables)	12 Months Ended
Dec. 31, 2021
Lease
Schedule of supplemental information related to leases

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Operating leases:
Operating leases right-of-use assets	274,154	223,652	35,096

Current portion of lease liabilities	86,472	91,288	14,325
Non-current portion of lease liabilities	194,384	130,956	20,550
Total operating lease liabilities	280,856	222,244	34,875

Weighted average remaining lease term (years)	3.76	2.85
Weighted average discount rate	4.53%	4.38%

Schedule of future minimum lease payments

	As of December 31,
	(Amount in Thousands)
	2020	2021
	RMB	RMB
Within 1 year	90,393	95,288
Between 1 and 2 years	82,151	75,197
Between 2 and 3 years	64,048	48,288
Between 3 and 4 years	48,996	14,459
Between 4 and 5 years	16,253	324
Total lease payment	301,841	233,556
Less imputed interest	(20,985)	(11,312)
Total	280,856	222,244